Schedule of other non-current assets (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)		€ 641,215
Research and development tax credit	800,000	600,000
Total	€ 800,000	€ 1,241,215